Leases (Cash Paid for Amounts Included in Measurement of Lease Liabilities) (Detail) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Lessee Lease Disclosure [Line Items]
Operating cash flows for finance leases	$ 1
Operating cash flows for operating leases	32
Financing cash flows for finance leases	3
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Operating cash flows for operating leases	13
Dominion Energy Gas Holdings, LLC
Lessee Lease Disclosure [Line Items]
Operating cash flows for operating leases	$ 3